SPDR® Series Trust

One Lincoln Street

Boston, MA 02111

June 29, 2016

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Attention:    Office of Filings, Information & Consumer Service

RE:	SPDR Series Trust (“Registrant”)
File Nos.: 333-57793, 811-08839

Dear Sir/Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that that the Statement of Additional Information (“SAI”) for the above-referenced Registrant does not differ from the SAI contained in Post-Effective Amendment No. 187 (the “Amendment”) to the Registrant’s Registration Statement on Form N-1A. The Amendment was filed electronically on June 24, 2016 (Accession # 0001193125-16-631639).

Any comments or questions with respect to this filing should be directed to my attention at (617) 662-2532.

Sincerely,

/s/ Christopher A. Madden

Christopher A. Madden

Secretary

Cc: W. John McGuire, Esq.